Capitalized Software Development Costs, Net	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET
NOTE 6:	CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET

The changes in capitalized software development costs during the six months ended June 30, 2020 and the year ended December 31, 2019 were as follows:

	Year ended December 31,	Six months ended June 30,
	2019	2020
		Unaudited

Balance at the beginning of the year	$22,434	$23,953

Capitalization	5,665	2,688
Amortization	(5,668)	(3,027)
Functional currency translation adjustments	1,522	(71)

Balance at year end	$23,953	$23,543

Amortization of capitalized software development costs for the six months ended June 30, 2020 and the year ended December 31, 2019 was $3,027 and $5,668, respectively, and is included in cost of revenues.